Basis of Presentation	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation
2. Basis of Presentation
Throughout the periods covered by the Combined Financial Statements, N-able operated as a part of SolarWinds. Consequently, stand-alone financial statements have not historically been prepared for N-able. The accompanying Combined Financial Statements have been prepared using the legal entity approach from SolarWinds’ historical consolidated financial statements and accounting records and are presented on a stand-alone basis as if the Business’ operations had been conducted independently from SolarWinds. The Combined Financial Statements include the historical results of operations, financial position and cash flows of N-able in accordance with accounting principles generally accepted (“GAAP”) in the United States of America (“U.S.”), collectively (“U.S. GAAP”). The operations comprising N-able are in various legal entities, owned 100% by the Parent, in which N-able has no direct ownership relationship. Accordingly, SolarWinds’ net investment in these operations is shown in lieu of stockholder’s equity in the Combined Financial Statements.
N-able comprises certain stand-alone legal entities for which discrete financial information is available. As SolarWinds records transactions at the legal entity level, for the shared entities for which discrete financial information was not available, allocation methodologies were applied to certain accounts to allocate amounts to N‑able as discussed further below.
The Combined Statements of Operations include all revenues and costs directly attributable to N-able as well as an allocation of expenses related to facilities, functions and services provided by our Parent. These corporate expenses have been allocated to the Business based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount. See Note 10, “Relationship with Parent and Related Entities,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for additional discussion. The allocated costs are deemed to be settled by N-able to the Parent in the period in which the expense was recorded in the Combined Statements of Operations. The Combined Statements of Cash Flows present these corporate expenses as cash flows from operating activities, as these costs were incurred by our Parent. Current and deferred income taxes and related tax expense have been determined based on the stand-alone results of the Business by applying Accounting Standards Codification No. 740, Income Taxes (“ASC 740”), to N-able’s operations in each country as if it were a separate taxpayer (i.e. following the Separate Return Methodology).
The Combined Financial Statements include all assets and liabilities that reside in N-able legal entities. Assets and liabilities in shared entities were included in the stand-alone financial statements to the extent the asset is primarily used by N-able. If N-able is not the primary user of the asset, it was excluded entirely from the Combined Financial Statements. The Parent uses a legal entity approach to cash management and financing its operations. Accordingly, cash and cash equivalents, related party debt and related interest expense have been attributed to N‑able in the Combined Financial Statements only to the extent such items have been historically legally entitled within N-able legal entities. Any such items which exist in other entities, whether shared or otherwise, are outside of the control of the N-able business and have been excluded from the Combined Financial Statements.
Our Parent maintains various stock-based compensation plans at a corporate level. N-able employees participate in those programs and a portion of the compensation cost associated with those plans is included in N-able’s Combined Statements of Operations. However, the stock-based compensation expense has been included within Parent company net investment. The amounts presented in the Combined Financial Statements are not necessarily indicative of future awards and may not reflect the results that N-able would have experienced as a stand-alone entity. See Note 10, “Relationship with Parent and Related Entities,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for additional discussion.
Our Parent’s third party debt and the related interest have not been allocated to us for any of the periods presented because our Parent’s borrowings are primarily for corporate cash purposes and are not directly attributable to the Business. In addition, none of the N-able legal entities guarantee the debt nor are they jointly and severally liable for Parent's debt.
Any transactions which have been included in the Combined Financial Statements from legal entities which are not exclusively operating as N-able legal entities are considered to be effectively settled in the Combined Financial Statements at the time the transaction is recorded between the Parent and the N-able business. The total net effect of the settlement of these intercompany transactions is reflected in the Combined Statements of Cash Flows as a financing activity and in the Combined Balance Sheets as Parent company net investment. See Note 3, “Summary of Significant Accounting Policies,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for additional discussion. Other transactions between N-able legal entities and other Parent legal entities, to the extent such transactions have not been settled in cash as of the period-end date, are reflected in the Combined Balance Sheets as due to affiliates, and due from affiliates which is included within accounts receivable.
All of the allocations and estimates in the Combined Financial Statements are based on assumptions that management believes are reasonable. However, the Combined Financial Statements included herein may not be indicative of the financial position, results of operations and cash flows of N-able in the future or if the Business had been a separate, stand-alone publicly traded entity during the periods presented.
Unaudited interim financial information
The accompanying interim combined balance sheet as of March 31, 2021, the combined statements of operations, comprehensive loss, changes in parent company’s net investment and cash flows for the three months ended March 31, 2021 and 2020 are unaudited. These unaudited interim combined financial statements have been prepared in accordance with U.S. GAAP. In the opinion of our management, the unaudited interim combined financial statements have been prepared on the same basis as the audited combined financial statements and include all adjustments necessary for the fair statement of our financial position as of March 31, 2021, the results of operations, comprehensive loss, changes in parent company’s net investment and cash flows for the three months ended March 31, 2021 and 2020. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any other period.
Emerging growth company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non‑emerging growth companies but any such election to opt out is irrevocable. N-able has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, N-able, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
N-able's historical results are included as a part of the Parent's financial statements which are filed with the Securities and Exchange Commission ("SEC"). As a result, N-able tracks the effective dates and adopts all guidance applicable to it consistent with the manner that the Parent tracks and adopts all applicable guidance. However, N‑able intends to adopt future standards at the appropriate date for emerging growth companies once it is established as a stand-alone company.
This may make comparison of N-able’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period, difficult because of the potential differences in accounting standards used.